As filed with the Securities and Exchange Commission on January 09, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2007

Date of reporting period: October 31, 2006

Item 1. Report to Stockholders.

Sincere Advisor Small Cap Fund

Semi-Annual Report
For the period ended
October 31, 2006

Expense Example at October 31, 2006 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Sincere Advisor Small Cap Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/30/06 - 10/31/06).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.10% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	6/30/06	10/31/06	6/30/06 - 10/31/06

Actual	$1,000.00	$1,048.00	$3.80

Hypothetical (5% return	$1,000.00	$1,013.14	$3.73
before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 123 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Sincere Advisor Small Cap Fund Allocation of Portfolio Assets - October 31, 2006 (Unaudited)

Utilities
10%
Consumer Discretionary
9%
Consumer Staples
4%
Telecommunication Services
2%
Materials
14%
Energy
17%
Information Technology
13%
Financials
15%
Industrials
10%
Health Care
6%

SINCERE ADVISOR SMALL CAP FUND
Schedule of Investments at October 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 97.64%	Value
	Capital Markets - 2.78%
500	Piper Jaffray Companies, Inc. (a)	$34,575
	Chemicals - 2.20%
3,350	PolyOne Corp. (a)	27,470
	Commercial Banks - 0.84%
333	1st Source Corp.	10,509
	Commercial Services & Supplies - 2.53%
1,840	Central Parking Corp.	31,556
	Communications Equipment - 1.96%
650	Superior Essex, Inc. (a)	24,368
	Computer Integrated Systems Design - 1.38%
1,900	Datalink Corp. (a)	17,252
	Computers & Peripherals - 0.80%
260	Komag, Inc. (a)	9,945
	Consumer Finance - 2.39%
570	ASTA Funding, Inc.	19,403
230	EZCORP, Inc. (a)	10,389
		29,792
	Distributors - 1.73%
600	The Andersons, Inc.	21,570
	Diversified Telecommunication Services - 1.60%
230	Commonwealth Telephone Enterprises, Inc.	9,628
440	CT Communications, Inc.	10,256
		19,884
	Electric Utilities - 6.98%
1,130	Cleco Corp.	29,041
1,300	El Paso Electric Co. (a)	30,368
1,160	The Empire District Electric Co.	27,538
		86,947
	Electronic Equipment & Instruments - 1.23%
500	Park Electrochemical Corp.	15,360
	Energy Equipment & Services - 6.27%
1,700	Grey Wolf, Inc. (a)	11,900
400	Lufkin Industries, Inc.	24,136
600	RPC, Inc.	13,032
620	W-H Energy Services, Inc. (a)	29,035
		78,103
	Food & Staples Retailing - 0.75%
450	Spartan Stores, Inc.	9,306
	Food Products - 3.50%
920	Imperial Sugar Co.	24,408
1,000	Premium Standard Farms, Inc.	19,240
		43,648
	Gas Utilities - 3.02%
130	New Jersey Resources Corp.	6,742
860	Southwest Gas Corp.	30,857
		37,599
	Health Care Providers & Services - 4.34%
900	Air Methods Corp. (a)	21,780
740	Magellan Health Services, Inc. (a)	32,294
		54,074

	Hotels & Motels - 1.44%
2,000	Interstate Hotels & Resorts, Inc. (a)	17,940
	Industrial Inorganic Chemicals - 1.66%
640	GenTek, Inc. (a)	20,736
	Insurance - 6.41%
160	American Physicians Capital, Inc. (a)	8,753
920	CNA Surety Corp. (a)	18,713
410	FPIC Insurance Group, Inc. (a)	14,653
155	LandAmerica Financial Group, Inc.	9,779
560	Safety Insurance Group, Inc.	28,006
		79,904
	Internet Software & Services - 4.05%
1,900	Earthlink, Inc. (a)	13,338
1,600	RealNetworks, Inc. (a)	17,568
1,450	United Online, Inc.	19,604
		50,510
	IT Services - 2.61%
1,600	Sykes Enterprises, Inc. (a)	32,464
	Leisure Equipment & Products - 0.35%
200	JAKKS Pacific, Inc. (a)	4,338
	Machinery - 3.51%
600	Cascade Corp.	30,720
500	Hurco Companies, Inc. (a)	13,060
		43,780
	Metals & Mining - 7.06%
235	A.M. Castle & Co.	7,858
820	Metal Management, Inc.	22,534
460	Oregon Steel Mills, Inc. (a)	25,024
930	Schnitzer Steel Industries, Inc. - Class A	32,513
		87,929
	Oil & Gas - 6.64%
680	Comstock Resources, Inc. (a)	18,972
870	Edge Petroleum Corp. (a)	15,843
770	OMI Corp. (b)	17,186
400	Swift Energy Co. (a)	18,688
1,450	VAALCO Energy, Inc. (a)	12,021
		82,710
	Oil & Gas Field Exploration Services - 0.92%
1,020	Mitcham Industries, Inc. (a)	11,516
	Oil, Gas & Consumable Fuels - 2.09%
320	Adams Resources & Energy, Inc.	12,016
200	PrimeEnergy Corp. (a)	14,078
		26,094
	Pharmaceuticals - 0.53%
300	Alpharma, Inc. - Class A	6,621
	Real Estate - 1.54%
710	LTC Properties, Inc.	19,241
	Road & Rail - 3.52%
630	Arkansas Best Corp.	25,817
450	Dollar Thrifty Automotive Group, Inc. (a)	18,072
		43,889
	Semiconductor & Semiconductor Equipment - 0.87%
780	Zoran Corp. (a)	10,858
	Skilled Nursing Care Facilities - 1.37%
850	Advocat, Inc. (a)	17,102
	Specialty Retail - 5.20%
990	Books-A-Million, Inc.	19,790
530	The Buckle Inc.	20,978
440	The Pantry Inc. (a)	24,015
		64,783

	Sporting & Athletic Goods - 0.44%
350	Aldila, Inc.	5,449
	Unsupported Plastics Film & Sheet - 3.13%
740	AEP Industries, Inc. (a)	38,983

	TOTAL COMMON STOCKS (Cost $1,178,542)	1,216,805

	Total Investments in Securities (Cost $1,178,542) - 97.64%	1,216,805
	Other Assets in Excess of Liabilities - 2.36%	29,363
	NET ASSETS - 100.00%	$1,246,168

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at October 31, 2006 was as follows*:

Cost of investments	$1,178,542

Gross unrealized appreciation	$69,281
Gross unrealized depreciation	$(31,018)
Net unrealized appreciation	$38,263

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

Sincere Advisor Small Cap Fund
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S
at October 31, 2006 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $1,178,542)	$1,216,805
Receivables for:
Fund shares sold	14,000
Due from Advisor	8,667
Securities sold	7,757
Dividends and interest	1,092
Prepaid expenses	17,410
Total assets	1,265,731

LIABILITIES
Due to custodian	3,138
Payables for:
Audit fees	5,091
Fund accounting fees	2,615
Custody fees	2,414
Transfer agent fees	1,687
Administration fees	1,610
Shareholder reporting	1,101
Chief Compliance Officer fee	865
Legal fees	754
Distribution fees	212
Accrued other expenses	76
Total liabilities	19,563

NET ASSETS	$1,246,168

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$1,246,168
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	118,899
Net asset value, offering and
redemption price per share	$10.48

COMPONENTS OF NET ASSETS
Paid-in capital	$1,203,564
Undistributed net investment income	1,658
Accumulated net realized gain on investments	2,683
Net unrealized appreciation on investments	38,263
Net assets	$1,246,168

See Accompanying Notes to Financial Statements.

Sincere Advisor Small Cap Fund
S T A T E M E N T O F O P E R A T I O N S
For the period June 30, 2006* through October 31, 2006 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$1,799
Interest	2,191
Total income	3,990

Expenses
Registration fees	7,126
Administration fees (Note 3)	6,441
Fund accounting fees (Note 3)	5,251
Audit fees	5,091
Transfer agent fees and expenses (Note 3)	4,331
Legal fees	2,378
Custody fees (Note 3)	3,230
Chief Compliance Officer fee (Note 3)	1,699
Advisory fees (Note 3)	1,590
Reports to shareholders	1,101
Trustee fees	500
Distribution fees (Note 4)	212
Miscellaneous	1,213
Total expenses	40,163
Less: advisory fee waiver (Note 3)	(37,831)
Net expenses	2,332
Net investment income	1,658

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments	2,683
Net change in unrealized appreciation
on investments	38,263
Net realized and unrealized gain on investments	40,946
Net increase in net assets resulting from operations	$42,604

* Commencement of operations.

See Accompanying Notes to Financial Statements.

Sincere Advisor Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

June 30, 2006*
through
October 31, 2006
(Unaudited)

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,658
Net realized gain from security transactions	2,683
Net change in unrealized appreciation on investments	38,263
Net increase in net assets resulting from operations	42,604

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	1,203,564
Total increase in net assets	1,246,168

NET ASSETS
Beginning of period	-
End of period	$1,246,168

Includes undistributed net investment income of:	$1,658

(a) A summary of share transactions is as follows:
	June 30, 2006*
	through
	October 31, 2006
	(Unaudited)
	Shares		Paid-in Capital
Shares sold	118,899		$1,203,566
Shares redeemed	(0)	#	(2)
Net increase	118,899		$1,203,564

* Commencement of operations.
# Less than 1.000 shares.

See Accompanying Notes to Financial Statements.

Sincere Advisor Small Cap Fund
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period

	June 30, 2006*
	through
	October 31, 2006
	(Unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized loss on investments	0.47
Total from investment operations	0.48

Net asset value, end of period	$10.48

Total return	4.80%	‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,246
Ratio of expenses to average net assets:
Before expense reimbursement	19.00%	†
After expense reimbursement	1.10%	†
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(17.11)%	†
After expense reimbursement	0.79%	†
Portfolio turnover rate	5.55%	‡

*Commencement of operations.
†Annualized.
‡Not annualized.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at October 31, 2006 (Unaudited)

NOTE 1 - ORGANIZATION

The Sincere Advisor Small Cap Fund is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund began operations on June 30, 2006.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended October 31, 2006, Sincere Capital Management, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the period ended October 31, 2006, the Fund incurred $1,590 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.10% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended October 31, 2006, the Advisor reduced its fees and absorbed Fund expenses in the amount of $37,831. No amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

 Year               Amount
2010                $37,831

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the period ended October 31, 2006, the Fund incurred $6,441 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. For the period ended October 31, 2006, the Fund incurred $5,251 in fund accounting fees and $3,312 in transfer agent fees. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian. For the period ended October 31, 2006, the Fund incurred $3,230 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the period ended October 31, 2006, the Fund was allocated $1,699 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,205,876 and $30,017, respectively.

NOTE 5 - CLOSING OF FUND

    The investment advisor to the Sincere Advisor Small Cap Fund and the Board of Trustees of Advisors Series Trust have decided to terminate the Fund. The Fund will be liquidating its assets on December 29, 2006.

NOTICE TO SHAREHOLDERS at October 31, 2006 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-2 SINCERE (1-877-274-6237) or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2006

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-274-6237. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Form N-Q will also be available by calling 1-877-274-6237.

Disclosure for Approval of Investment Management Agreement and Sub-Advisory Agreement- (Sincere Fund)

At a meeting held on June 12, 2006, the Advisors Series Trust’s Board of Trustees, including the Independent Trustees (the “Board”), on behalf of the Fund, considered and approved the Investment Management Agreement between the Fund and Sincere Investment Management, LLC (the “Manager”) and the Sub-Advisory Agreement between the Fund, the Manager and James Investment Research, Inc. (the “Sub-Advisor”). Prior to the meeting, the Independent Trustees had requested detailed information from the Manager, the Sub-Advisor and the Administrator regarding the Fund. This information, together with discussions with the Manager and Sub-Advisor, formed the primary (but not exclusive) basis for the Board’s determinations.

In reviewing the Investment Management Agreement and Sub-Advisory Agreement, the Trustees discussed (a) the nature and quality of the services (including the nature of investments) to be provided by the Manager and Sub-Advisor to the Fund; (b) historical performance of the Manager and Sub-Advisor; (c) the appropriateness of the fees to be paid by the Fund to the Manager and Sub-Advisor; (d) the level of Fund expenses; and (e) the reasonableness of the potential profitability of the Investment Management Agreement to the Manager and the Sub-Advisory Agreement to the Sub-Advisor. Among other items, the Board also reviewed and considered: (1) a report on the Fund’s management and sub-advisory fee structure; (2) a report comparing (i) the management fee for the Fund to that of comparable funds, and (ii) the estimated expenses for the Fund to those of its peer group; and (3) a summary of the Fund’s critical policies, including code of ethics. Specifically, in fulfilling the requirements outlined in Section 15(c) of the Investment Company Act of 1940, the Board noted, among other things, that the management and sub-advisory fees to be paid by the Fund and Manager, respectively, and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Manager’s and Sub-Advisor’s brokerage policies and practices were reasonably efficient. The Board further noted (a) the Manager’s familiarity with the fund industry (b) that the Sub-Advisor which the Manager had contracted to provide day-to-day investment management provided quality investment service to the other similar funds; (c) that the Manager would provide the Fund with a reasonable potential for profitability and (d) that the nature of the Sub-Advisor’s proposed investments was acceptable. The Board recognized that most shareholders would invest in the Fund on the strength of the Manager’s and Sub-Advisor’s industry standings and reputations and in the expectation that the Manager through its sub-advisory relationship would provide continuous and quality portfolio management services to the Fund.

Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the Investment Management Agreement and the Sub-Advisory Agreement:

1.
The nature, extent and quality of the services to be provided by the Manager and Sub-Advisor under the Investment Management and Sub-Advisor Agreements. The Board considered the Manager’s and Sub-Advisor’s specific responsibilities in all aspects of the day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Manager and Sub-Advisor involved in the day-to-day activities of the Fund, including administration, marketing and compliance. The Board also considered the resources and compliance structure of the Manager and Sub-Advisor, including information regarding their compliance programs, their chief compliance officers their compliance records and business continuity plans. The Board also considered the relationship between the Manager and the Board, as well as the Board’s knowledge of the Manager’s and Sub-Advisor’s operations. The Board concluded that the Manager and Sub-Advisor have the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their obligations under the Investment Management Agreement and Sub-Advisory Agreement and that the expected nature, overall quality, cost and extent of such investment management services are satisfactory.

2.
The historical performance of the Manager and Sub-Advisor. The Board noted that the Manager would provide management and marketing services to the Fund along with an oversight function in the portfolio management of the Fund and would obtain portfolio management services from the Sub-Advisor. In assessing the quality of the portfolio management services to be delivered, the Board reviewed the short-term and long-term performance of similar Fund’s managed by the Sub-Advisor on an absolute basis and in comparison to other investment management accounts managed by the Sub-Advisor. The Board concluded that the Sub-Advisor’s performance overall was satisfactory under current market conditions.

3.
The costs of the services to be provided by the Manager and Sub-Advisor and the structure of the fees under the Investment Management and Sub-Advisory Agreements. In considering the management and sub-advisory fee and total fees and expenses of the Fund, the Board reviewed and compared the Fund’s proposed fees and expenses to other similarly managed Funds advised by the Sub-Advisor. It was noted that the Manager had contractually agreed to maintain an annual fund expense ratio of 1.10%. The Trustees noted that this was below the expenses of similar funds managed by the Sub-Advisor. The Board reviewed the contractual rate of the management fee and concluded that the management fee was in line with the fees charged by other advisers managing similar funds. Since the Manager does not manage assets for other clients, the Board considered the fees charged by the Sub-Advisor to its other investment management clients, recognizing that, due to different account characteristics, the Sub-Advisor’s expense structure for some accounts would be different from that of the Fund. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the aggregate management and sub-advisory fees were fair and reasonable.

4.
Economies of Scale. The Board also considered whether the Fund would recognize any economies of scale and concluded that there would be no immediate economies of scale at the commencement of operations. The Board considered that the Fund would realize economies of scale as Fund assets grow, even though certain Fund expenses would increase with asset growth and assets had to grow beyond the point where subsidization from the Manager was no longer necessary and/or had been recaptured. The Board therefore determined to revisit the issue of economies of scale at a future date.

5.
The profits to be realized by the Manager and Sub-Advisor and its affiliates from their relationship with the Fund. The Board reviewed the Manager’s and Sub-Advisor’s financial information and took into account both the direct and indirect benefits to the Manager and Sub-Advisor from advising the Fund. The Board considered that the Manager and Sub-Advisor benefit from positive reputational value in advising the Fund. The Board noted that the Manager had agreed to subsidize a portion of the Fund’s operating expenses. The Board also considered the Manager’s estimate of the asset level at which the Fund would reach a break even level by covering allocated overhead costs. After their review, the Board determined that there may be no immediate profitability to the Manager from the Investment Management Agreement. More importantly, the Board considered the financial soundness of the Manager from the perspective of evaluating the Manager’s ability to subsidize the Fund until it reached a point where it could generate positive returns to the Manager. The Board concluded that the Manager and Sub-Advisor have adequate resources to adequately support the Fund.

No single factor was determinative of the Board’s decision to approve the Investment Management Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available. Based on its review, the Board concluded that the Manager had the capabilities to manage and oversee the day-to-day investment activities of the Sub-Advisor and that the Sub-Advisor had the capabilities, resources and personnel necessary to provide portfolio management services to the Fund. The Board also concluded that based on the services to be provided by the Manager and Sub-Advisor to the Fund and the estimated expenses to be incurred by the Manager in the performance of such services, the compensation to be paid to the Manager and Sub-Advisor was fair, equitable and in the best interest of the Fund and its shareholders.

Investment Advisor
Sincere Investment Management, LLC
P.O. Box 5920
Holliston, Massachusetts 01746

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
877-274-6237

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
To obtain a free prospectus please call 877-274-6237.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  01/04/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  01/04/07

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  01/05/07

* Print the name and title of each signing officer under his or her signature.